Other income	6 Months Ended
Jun. 30, 2023
Component of Operating Income [Abstract]
Other income	Other income
Other income consisted of the following for the three and six months ended June 30, 2023, and 2022:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Interest and other income	$31,394	$21,657	$63,072	$58,650
Management fees	8,367	10,179	17,482	20,376
Proceeds from unsecured claims	1,329	39,352	2,913	39,352
	$41,090	$71,188	$83,467	$118,378
Approximately $39 million of sale proceeds related to the sale of unsecured claims was recognized in other income during the three months and six months ended June 30, 2022.